PIMCO ETF Trust

Supplement Dated December 13, 2011 to the
Actively-Managed Exchange-Traded Funds Prospectus (dated October 31, 2011)
(the "Prospectus"), as supplemented from time to time

Disclosure Related to the Duration of the Funds

PIMCO Build America Bond Strategy Fund

Effective immediately, the third sentence of the second paragraph of the "Principal Investment Strategies" section of the PIMCO Build America Bond Strategy Fund's Fund Summary in the Prospectus is deleted in its entirety and replaced with the following:

The average portfolio duration of the Fund normally varies within two years (plus or minus) of the portfolio duration of the securities comprising the Barclays Capital Build America Bond Index, as calculated by PIMCO, which as of October 31, 2011, was 11.81 years.